Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill
Schedule of intangible assets and goodwill

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2023	translation	group	Additions	Reclassifications	Disposals	2023
Amortizable intangible assets
Non-compete agreements	351,773	(11,615)	(216)	—	(9,369)	(1,885)	328,688
Technology	686,129	(21,525)	—	10	9	(3)	664,620
Licenses and distribution agreements	168,721	(5,762)	(25)	—	(8)	(239)	162,687
Customer relationships	75,017	(3,123)	(410)	—	—	—	71,484
Construction in progress	359,572	(6,991)	831	77,414	(31,699)	(48,136)	350,991
Internally developed intangibles	506,346	(7,486)	(484)	6,078	24,762	(1,934)	527,282
Other	414,184	(10,738)	(6,681)	6,690	16,828	(8,480)	411,803
	2,561,742	(67,240)	(6,985)	90,192	523	(60,677)	2,517,555
Non-amortizable intangible assets
Trade names	282,435	(8,844)	1,300	—	(21,071)	(28,156)	225,664
Management contracts	2,621	(87)	—	—	—	—	2,534
Emission certificates	21,759	—	—	18,115	—	—	39,874
	306,815	(8,931)	1,300	18,115	(21,071)	(28,156)	268,072
Intangible assets	2,868,557	(76,171)	(5,685)	108,307	(20,548)	(88,833)	2,785,627
Goodwill	16,405,013	(557,044)	(41,750)	—	(558,419)	—	15,247,800

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2022	translation	group	Additions	Reclassifications	Disposals	2022
Amortizable intangible assets
Non-compete agreements	339,796	19,692	150	—	584	(8,449)	351,773
Technology	737,465	42,800	—	143	—	(94,279)	686,129
Licenses and distribution agreements	171,578	6,150	—	4,173	(280)	(12,900)	168,721
Customer relationships	67,641	2,605	4,771	—	—	—	75,017
Construction in progress	315,965	9,673	120	113,353	(77,415)	(2,124)	359,572
Internally developed intangibles	460,213	16,148	31,953	8,678	78,296	(88,942)	506,346
Other	390,336	9,427	3,709	18,894	4,188	(12,370)	414,184
	2,482,994	106,495	40,703	145,241	5,373	(219,064)	2,561,742
Non-amortizable intangible assets
Trade names	252,911	15,470	14,054	—	—	—	282,435
Management contracts	2,637	(16)	—	—	—	—	2,621
Emission certificates	661	—	—	21,098	—	—	21,759
	256,209	15,454	14,054	21,098	—	—	306,815
Intangible assets	2,739,203	121,949	54,757	166,339	5,373	(219,064)	2,868,557
Goodwill	14,944,458	765,366	695,189	—	—	—	16,405,013

Accumulated amortization and impairment

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2023	translation	group	Additions	loss	Reclassifications	Disposals	2023
Amortizable intangible assets
Non-compete agreements	329,837	(11,103)	(414)	7,255	184	(8,553)	(1,557)	315,649
Technology	262,399	(8,030)	—	51,198	—	—	—	305,567
Licenses and distribution agreements	133,424	(5,232)	(20)	2,423	22,363	2	(254)	152,706
Customer relationships	23,486	(1,233)	(224)	4,684	—	—	—	26,713
Construction in progress	—	(8)	—	—	347	—	—	339
Internally developed intangibles	285,358	(5,983)	(256)	56,487	82	421	(1,705)	334,404
Other	284,022	(6,453)	(5,645)	30,286	1,670	(11,697)	(7,538)	284,645
	1,318,526	(38,042)	(6,559)	152,333	24,646	(19,827)	(11,054)	1,420,023
Non-amortizable intangible assets
Trade names	29,794	(503)	1,300	—	—	(666)	(28,156)	1,769
Management contracts	1,560	(52)	—	—	—	—	—	1,508
	31,354	(555)	1,300	—	—	(666)	(28,156)	3,277
Intangible assets	1,349,880	(38,597)	(5,259)	152,333	24,646	(20,493)	(39,210)	1,423,300
Goodwill	613,832	(20,953)	(52,505)	—	57,488	(70)	—	597,792

Accumulated amortization and impairment

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December
	2022	translation	group	Additions	loss	Reclassifications	Disposals	31, 2022
Amortizable intangible assets
Non-compete agreements	311,184	17,881	(260)	8,822	—	585	(8,375)	329,837
Technology	286,593	14,471	—	55,614	—	—	(94,279)	262,399
Licenses and distribution agreements	135,517	4,314	—	4,131	—	(280)	(10,258)	133,424
Customer relationships	18,667	199	—	4,620	—	—	—	23,486
Internally developed intangibles	242,584	8,968	(120)	61,850	57,937	3,077	(88,938)	285,358
Other	255,659	7,252	391	33,980	1,119	(2,653)	(11,726)	284,022
	1,250,204	53,085	11	169,017	59,056	729	(213,576)	1,318,526

Non-amortizable intangible assets
Trade names	28,060	1,734	—	—	—	—	—	29,794
Management contracts	1,546	14	—	—	—	—	—	1,560
	29,606	1,748	—	—	—	—	—	31,354
Intangible assets	1,279,810	54,833	11	169,017	59,056	729	(213,576)	1,349,880
Goodwill	582,881	30,951	—	—	—	—	—	613,832

Book value

in € THOUS

	December 31, 2023	December 31, 2022
Amortizable intangible assets
Non-compete agreements	13,039	21,936
Technology	359,053	423,730
Licenses and distribution agreements	9,981	35,297
Customer relationships	44,771	51,531
Construction in progress	350,652	359,572
Internally developed intangibles	192,878	220,988
Other	127,158	130,162
	1,097,532	1,243,216
Non-amortizable intangible assets
Trade names	223,895	252,641
Management contracts	1,026	1,061
Emission certificates	39,874	21,759
	264,795	275,461
Intangible assets	1,362,327	1,518,677
Goodwill	14,650,008	15,791,181

Schedule of the carrying amount of goodwill and indefinite-lived intangibles by geographical area

Allocation of the carrying amount to the groups of CGUs

in € THOUS

	Care Delivery	Care Enablement
	2023	2023

Goodwill	12,573,423	2,076,585
Management contracts with indefinite useful life	1,026	—
Trade names with indefinite useful life	182,357	41,538
Emission certificates	—	39,874

Allocation of the carrying amount to the groups of CGUs
in € THOUS
	North America	EMEA	Asia-Pacific	Latin America
	2022	2022	2022	2022

Goodwill	13,607,465	1,414,332	764,009	5,375
Management contracts with indefinite useful life	—	—	1,061	—
Trade names with indefinite useful life	252,641	—	—	—
Emission certificates	—	21,759	—	—

Hyperinflationary economies
Intangible assets and goodwill
Schedule of intangible assets and goodwill

Effect of hyperinflation

in € THOUS

		Accumulated
	Acquisition or	amortization and
	manufacturing costs	impairments	December 31, 2023

Non-compete agreements	783	674	109
Licenses and distribution rights	533	416	117
Construction in progress	649	—	649
Internally developed intangibles	3,214	1,843	1,371
Other	18,359	6,832	11,527
Amortizable intangible assets	23,538	9,765	13,773
Total Intangible assets	23,538	9,765	13,773
Goodwill	60,797	33,999	26,798

		Accumulated
	Acquisition or	amortization and
	manufacturing costs	impairments	December 31, 2022

Non-compete agreements	678	583	95
Licenses and distribution rights	473	330	143
Construction in progress	181	—	181
Internally developed intangibles	2,859	1,666	1,193
Other	7,583	4,789	2,794
Amortizable intangible assets	11,774	7,368	4,406
Management Contracts	2,228	355	1,873
Non-amortizable intangible assets	2,228	355	1,873
Total Intangible assets	14,002	7,723	6,279
Goodwill	60,765	33,810	26,955